Other Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accrued Liabilities [Abstract]
Employees and payroll accruals	$ 4,044	$ 4,260
Government authorities	1,867	1,858
Provision for warranty	304	369
Accrued expenses	2,220	2,561
Related party	53	53
Others	2	16
Total	$ 8,490	$ 9,117